Schedule of Right-of-use Asset (Details) - USD ($)	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Right-of-use Asset
Office lease	$ 319,133	$ 319,133	$ 319,133
Less accumulated depreciation	(291,222)	(266,780)	(160,402)
Right-of-use asset, net	$ 27,911	$ 52,353	$ 158,731